Annual Total Returns - Parametric Dividend Income Fund	Feb. 29, 2024
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Class A
Bar Chart Table:
2015	(0.68%)
2016	19.33%
2017	15.47%
2018	(7.62%)
2019	21.64%
2020	1.11%
2021	26.06%
2022	0.03%
2023	4.81%